Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Detail) (JPY ¥)			6 Months Ended
	Sep. 30, 2013 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Sep. 30, 2012 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Sep. 30, 2012 Morgan Stanley [Member] Stock Options [Member]	Sep. 30, 2012 Morgan Stanley [Member] Restricted Stock Units [Member]	Sep. 30, 2012 Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. [Member] Convertible Preferred Stock [Member]
Earnings Per Common Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings per common share issued, in share			44,000,000	87,000,000	172,110
Conversion price	¥ 865.9	¥ 865.9